INVENTORIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials		$ 2,113,000	$ 2,084,000
Finished goods		1,803,000	2,186,000
Sub-total inventories		3,916,000	4,270,000
Less reserve for slow moving and excess inventory		(1,061,000)	(200,000)
Total inventories, net	$ 2,078,000	$ 2,078,000	$ 0